SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
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                                    FORM N-Q

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                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                            AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)

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                   Offices of Ameritor Financial Corporation
                      4400 MacArthur Boulevard, Suite 301
                             Washington, D.C 20007
              (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                      4400 MacArthur Boulevard, Suite 301
                             Washington, D.C 20007
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2010

                    DATE OF REPORTING PERIOD: March 31, 2010


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ITEM 1. SCHEDULE OF INVESTMENTS (UN-AUDITED)                      MARCH 31, 2010
 Number
of shares  DESCRIPTION                            PRICE      VALUE
        BANKING                        2.95%
    200   Bank Of America Corporation             17.85     3,570.00
    151   HSBC Holdings                           50.69     7,654.19
                                                          ----------
                                                                       11,224.19
        COMPUTERS & PERIPHERAL        22.41%
    200   Dell inc.                               15.01     3,002.00
    200   Intel Corporation                       22.26     4,452.00
    200   Internat Busin Mach                    128.25    25,650.00
    200   Cisco                                   26.03     5,206.00
    200   Apple Computer                         234.93    46,986.00
                                                          ----------
                                                                       85,296.00
        COMMUNICATIONS                 2.62%
     29   Nortel Networks                          0.05         1.42
    200   Verizon Communications                  31.02     6,204.00
    200   Comcast Corp                            18.82     3,764.00
                                                          ----------
                                                                        9,969.42
        HOTELS                         1.32%
    150   Marriott International                  31.52     4,728.00    5,012.00
                                                          ----------

        DIVERSIFIED MINERALS           5.65%
    250   Alcoa inc.                              14.24     3,560.00
    100   Freeport-Mcmoran Copper & Gold Inc.     83.54     8,354.00
  1,000   Northern Dynasty Minerals ltd.           9.59     9,590.00
                                                          ----------
                                                                       21,504.00
        DRUG & MEDICAL                 7.77%
    150   Amgen, inc.                             59.76     8,964.00
    150   Johnson & Johnson                       65.20     9,780.00
    200   Novartis Ag                             54.10    10,820.00
                                                          ----------
                                                                       29,564.00
        ELECTRONICS/EQUIPMENT          1.77%
    150   Medtronic Inc.                          45.03     6,754.50    6,754.50
                                                          ----------

        ENERGY                         4.39%
    150   Alliance Resource LP                    41.91     6,286.50
    200   Chesapeake Energy                       23.64     4,728.00
    150   Cnx Gas Corporation                     38.05     5,707.50
                                                          ----------
                                                                       16,722.00
        FINANCIAL & COMMERCIAL SERVICES0.88%
    200   Citigroup inc.                           4.05       810.00
    150   Western Union Co                        16.96     2,544.00
                                                          ----------
                                                                        3,354.00
        FOOD/HEALTH CARE               7.79%
    200   Nutrisystem, Inc.                       17.81     3,562.00
    200   Pepsico Inc.                            66.16    13,232.00
    200   Wellpoint                               64.38    12,876.00
                                                          ----------
                                                                       29,670.00
        MANUFACTURING/ENGINEERING      8.94%
    100   Flowserve Corp                         110.27    11,027.00
    200   General electric                        18.20     3,640.00
    150   Honeywell Intl, Inc.                    45.27     6,790.50
    150   Ingersoll-Rand Company limited          34.87     5,230.50
    100   United Technologies                     73.61     7,361.00
                                                          ----------
                                                                       34,049.00


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        OIL SERVICES                  11.11%
    200   Nabors Industries ltd.                  19.63     3,926.00
    150   Halliburton Company                     30.13     4,519.50
    100   Canadian Natural Resources ltd          74.04     7,404.00
    200   Occidential Petrolum                    84.54    16,908.00
    150   Schlumberger                            63.46     9,519.00
                                                          ----------
                                                                       42,276.50

        PSYCHIATRIC THERAPY            1.08%
    200   Psychiatric Solutions, inc.             29.80     5,960.00    4,128.00
                                                          ----------

        PUBLISHING                     1.51%
    150   Mcgraw Hill Cos, Inc                    35.65     5,347.50    5,756.00
                                                          ----------

        RECREATION                     1.72%
    150   Shanda Interactive                      43.59     6,538.50    6,538.50
                                                          ----------

        RETAILERS/APPAREL              7.81%
    200   Lowe's Companies, inc.                  24.24     4,848.00
    200   Home Depot, inc.                        32.35     6,470.00
    150   Walgreen Company                        37.09     5,563.50
    100   Walmart                                 55.60     5,560.00
    300   Crocs Inc                                8.77     2,631.00
    200   Staples                                 23.39     4,678.00
                                                          ----------
                                                                       29,750.50
        SAVINGS & LOANS                0.02%
    450   Washington Mutual, inc.                  0.17        77.40       64.35
                                                          ----------

        TELECOM-CELLULAR               0.97%
   1000   Alcatel Lucent                           3.12     3,120.00    3,690.00
                                                          ----------

        TRANSPORTATION                 0.65%
    500   Jetblue Airways Corp                     5.58     2,790.00    2,480.00
                                                          ----------

        UTILITIES
    200   American Electric Power      5.59%      34.18     6,836.00
    200   Consolidated Edison                     44.54     8,908.00
                                                          ----------
                                                                       21,270.00
        SHORT TERM INVESTMENTS         3.05%
          Evergreen Investmernts                           11,620.36   11,620.36
                                                          ----------  ----------
        NET ASSETS                    100.00%                         380,693.32
         AMERITOR SECURITY TRUST

the tax basis cost of the Fund's investments was $453,678.12 and the unrealized appreciation and depreciation were $53,347.76 and $127,867.60 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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ITEM 2. CONTROLS AND PROCEDURES.

      (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Ameritor Security Trust

By:      /s/ Jerome Kinney
         ---------------------------
         Name: Jerome Kinney
         Title: President (Principal Executive Officer)

Date: May 5,2010

By:      /s/ Jerome Kinney
         ---------------------------
         Name: Jerome Kinney
         Title: Treasurer (Principal Financial and Accounting Officer

Date: May 5,2010